Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Summary of Options Outstanding
The options activities under 2019 and 2021 Plans (after the Share Consolidation) for the years ended December 31, 2021, 2022 and 2023 were as follows:

	Number of options	Weighted average exercise price per share option
Options outstanding as of January 1, 2021	1,665,883
Granted	2,403,660	$13.76
Exercised	(163,773)	$0.96
Forfeited[i]	(157,381)	$14.76
Options outstanding as of December 31, 2021	3,748,389
Granted	2,986,547	$3.44
Forfeited[i]	(1,631,309)	$9.61
Options outstanding as of December 31, 2022	5,103,627
Granted	2,324,087	$1.12
Exercised	(1,500)	$0.75
Forfeited[i]	(878,593)	$5.31
Options outstanding as of December 31, 2023	6,547,621
Options exercisable as of December 31, 2023	3,019,701
The options were forfeited when the employment terminated.
Summary of Key Assumptions for Options Granted	Key assumptions for the options granted for the periods and ESPP compensation are set forth below:

	Stock Incentive Plan			ESPP
	Year Ended December 31,			Year Ended December 31,
	2021	2022	2023	2022	2023
Weighted average exercise price during the year	$13.80	$3.44	$1.12	(i)	(ii)
Grant date share price	$4.30~$23.30	$0.75~$4.91	$0.77~$1.29	$0.86~$1.86	$1.05
Risk-free interest rate	1.2%~1.7%	1.9%~3.4%	3.6%~4.4%	1.5%~4.8%	4.1%~5.1%
Expected volatility	60.5%~62.2%	61.4%~62.0%	59.3%~60.1%	51.1%~60.2%	47.0%~52.3%
Option life	10 years	10 years	10 years	0.5~2.0 years	0.5~2.0 years
Expected early exercise multiple	2.2	2.2~2.8	2.2~2.8	N/A	N/A
Dividend yield	Nil	Nil	Nil	Nil	Nil
Forfeiture rate	3.0%-9.6%	3.0%-10.8%	*8.3%-12.3%	3.0%	3.0%-5.0%
Weighted average fair value granted during the year	$10.60	$1.98	$0.64	$0.71	$0.40
*During the year ended December 31, 2023, the forfeiture rates for executives ranged from 8.3% to 12.3% and for all other employees ranged between 9.5% to 11.7%.
(i)Discounted ESPP price for issued shares during the year ended December 31, 2022 was $0.74.
(ii)Discounted ESPP prices for issued shares during the year ended December 31, 2023 was $0.73 and $0.89.

Summary of Share-Based Compensation Expenses
Share-based compensation expenses included in the consolidated statements of loss for the years ended December 31, 2021, 2022 and 2023 is as follows:

	Year Ended December 31,
(In thousands)	2021	2022	2023
Research and development expenses (Note 7)	$4,120	$3,073	$1,437
Administrative expenses (Note 6(ii), Note 7)	4,866	3,834	1,822
	$8,986	$6,907	$3,259